As filed with the Securities and Exchange Commission on March 2, 2001.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-effective Amendment No. ___       Post-effective Amendment No. 1
                        (Check appropriate box or boxes)

                              THE PBHG FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 433-0051

Name and Address of Agent for Service:

                                HAROLD J. BAXTER
                        Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                            Wayne, Pennsylvania 19087

Copies to:

THOMAS H. DUNCAN, ESQUIRE                      JOHN M. ZERR, ESQUIRE
Ballard Spahr Andrews & Ingersoll, LLP         Pilgrim Baxter & Associates, Ltd.
1225 17th Street                               825 Duportail Road
Suite 2300                                     Wayne, Pennsylvania  19087
Denver, Colorado  80202

     Date of Reorganization: February 15, 2001

     The title of the securities being registered is PBHG Class Shares of Global Technology & Communications Fund. No filing fee is due in reliance on Section 24(f) of the Securities Act of 1933.

                            PART C: OTHER INFORMATION

Item 15. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The By-Laws of the Registrant include the following:

                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

     Section 1. Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.

ITEM 16. EXHIBITS:

        1. (a) Articles of Restatement of the Articles of Incorporation of the Registrant filed October 21, 1998. Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrants Registration Statement on Form N-1A ("PEA No. 35").

           (b) Articles Supplementary of the Registrant filed November 12, 1998. Incorporated herein by reference to PEA No. 35.

           (c) Articles of Amendment of the Registrant filed January 21, 1999. Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrants Registration Statement on Form N-1A ("PEA No. 36").

           (d) Articles of Amendment filed April 4, 2000. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrants Registration Statement on Form N-1A ("PEA No. 38").

           (e) Articles of Amendment filed December 29, 2000. Incorporated herein by reference to Post Effective Amendment No. 42 ("PEA No. 42").

        2. Amended and Restated By-Laws of the Registrant adopted effective April 9, 1998. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("PEA No. 34").

        3.      Voting Trusts - None.

        4. A copy of the form of the Plan of Reorganization for International Fund is attached as Appendix I to the Combined Proxy Statement and Prospectus contained in this Registration Statement and is incorporated herein by reference to the Registant's Proxy Statement on Schedule 14A filed November 20, 2000 ("Proxy Statement").

        5.      Articles of Incorporation filed as Exhibit 1.

        6. (a) Interim Investment Advisory Agreement dated September 21, 2000, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 42.

           (b) Interim Investment Sub-Advisory Agreement dated September 21, 2000, by and the Registrant, on behalf of the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 42.

           (c) Interim Investment Sub-Advisory Agreement dated September 21, 2000, by and the Registrant, on behalf of the PBHG International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited. Incorporated herein by reference to PEA No. 42.

           (d) Interim Investment Sub-Advisory Agreement dated September 21, 2000, by and the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP. Incorporated herein by reference to PEA No. 42.

           (e) Escrow Agreement dated September 21, 2000, by and between the Registrant, on behalf of each portfolio of the Registrant, Pilgrim Baxter & Associates, Ltd. and First Union National Bank. Incorporated herein by reference to PEA No. 42.

           (f) Investment Advisory Agreement dated January 25, 2001 by and between the Registrant, on behalf of certain portfolios of the Registrant, and Pilgrim Baxter & Associates, Ltd.

           (g) Schedule A dated February 1, 2001 to the Investment Advisory Agreement dated January 25, 2001 by and between the Registrant and Pilgrim Baxter & Associates, Ltd.

           (h) Investment Sub-Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

           (i) Form of Investment Sub-Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of the PBHG International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited.

           (j) Form of Investment Sub-Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company, LLP.

        7. (a) Distribution Agreement between the Registrant and SEI Financial Services Company dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

           (b) Form of Amendment to Distribution Agreement between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 35.

           (c) Schedule A dated December 14, 2000 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 42.

           (d) Form of Selling Group Agreement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A ("PEA No. 10").

        8.      Bonus, profit sharing, pension contracts - None.

        9. (a) Custodian Agreement between the Registrant and The Northern Trust Company, on behalf of the International Fund. Incorporated herein by reference to PEA No. 30.

           (b) First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 on behalf of the International Fund. Incorporated herein by reference to PEA No. 35.

           (c) Custodian Agreement between the Registrant and CoreStates Bank, N.A. and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

           (d) Form of Amendment to the Custodian Agreement between the Registrant and First Union National Bank, successor by merger to CoreStates Bank, N.A. Incorporated herein by reference to PEA No. 35.

           (e) Schedule A dated December 14, 2000 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank . Incorporated herein by reference to PEA No. 42.

        10. Plan pursuant to Rule 12b-1 with respect to Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

        11. Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was previously filed as part of this Registration Statement and is incorporated herein by reference to the Proxy Statement.

        12. Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus is filed herewith.

        13.(a) Administrative Services Agreement between the Registrant and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

           (b) Form of Amendment to the Administrative Services Agreement between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 35.

           (c) Schedule A dated December 14, 2000 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 42.

           (d) Sub-Administrative Services Agreement between the Registrant and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

           (e) Amendment dated May 1, 1998 to Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources dated July 1, 1996. Incorporated herein by reference to PEA No. 35.

           (f) Form of Amendment to the Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 35.

           (g) Schedule A dated December 14, 2000 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 42.

           (h) Schedule A dated December 3, 1998 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 36.

           (i) Schedule A dated December 14, 2000 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 42.

           (j) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Core Growth Fund dated September 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A ("PEA No. 25").

           (k) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Limited Fund dated September 24, 1996. Incorporated herein by reference to PEA No. 25.

           (l) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap 20 Fund dated November 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("PEA No. 27).

           (m) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap Value Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

           (n) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Strategic Small Company Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

           (o) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG International Fund dated March 6, 1997. Incorporated herein by reference to PEA No. 30.

           (p) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

           (q) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Small Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

           (r) Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of each Portfolio with respect to its Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A.

           (s) Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of each Portfolio listed on Schedule A. Incorporated herein by reference to PEA No. 35.

           (t) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Focused Value Fund dated December 3, 1998. Incorporated herein by reference to PEA No. 36.

           (u) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG New Opportunities Fund dated January 25, 1999. Incorporated herein by reference to PEA No. 36.

           (v) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Global Technology & Communications Fund dated April 4, 2000. Incorporated herein by reference to PEA No. 38.

           (w) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Wireless & Telecom Fund dated December 14, 2000. Incorporated herein by reference to PEA No. 42.

           (x) Shareholder Services Agreement between the Registrant and PBHG Fund Services dated January 1, 1998. Incorporated herein by reference to PEA No. 35.

           (y) Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

           (z) Schedule A dated December 14, 2000 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 42.

        14. Consent of Independent Accountants. Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 ("PEA No. 1").

        15.     Financial statements omitted pursuant to Item 14(a)(1) - None.

        16.     Powers of Attorney. Incorporated by reference to PEA No. 1.

        17.(a)  Proxy. Incorporated by reference to Proxy Statement.

Item 17. Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) An opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed in a Post-Effective Amendment to this Registration Statement.

                                   SIGNATURES

As required by the Securities Act of 1933, Post-Effective Amendment No. 1 to this Registration Statement has been signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 2nd day of March, 2001.

                                        THE PBHG FUNDS, INC.
                                               Registrant

                                      By: /s/ Harold J. Baxter
                                          -------------------------
                                          Harold J. Baxter
                                          Chairman and Director

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                            DATE


/s/ Harold J. Baxter              Chairman and Director            March 2, 2001
--------------------------
Harold J. Baxter

            *                     Director                         March 2, 2001
--------------------------
John R. Bartholdson

            *                     Director                         March 2, 2001
--------------------------
Jettie M. Edwards

            *                     Director                         March 2, 2001
--------------------------
Albert A. Miller

/s/ Gary L. Pilgrim               President                        March 2, 2001
--------------------------
Gary L. Pilgrim

/s/ Meghan M. Mahon               Vice President &                 March 2, 2001
--------------------------        Assistant Secretary
Meghan M. Mahon

/s/ Lee T. Cummings               Treasurer, Chief Financial       March 2, 2001
--------------------------        Officer and Controller
Lee T. Cummings


                               *  By: /s/ John M. Zerr
                                      -----------------------
                                      John M. Zerr
                                      Attorney-in-Fact

                              THE PBHG FUNDS, INC.

                       Registration Statement on Form N-14

                                  Exhibit Index



Exhibit No.         Item
-----------         ----
EX-99.6(f)          Investment Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of certain portfolios of the Registrant, and Pilgrim Baxter & Associates, Ltd.

EX-99.6(g)          Schedule A dated February 1, 2001 to the Investment Advisory
                    Agreement dated January 25, 2001 by and between the Registrant and Pilgrim Baxter & Associates, Ltd.

EX-99.6(h)          Investment Sub-Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of the PBHG Large Cap
                    Value, Mid-Cap Value, Small Cap Value, Focused Value and
                    Strategic Small Company Funds, Pilgrim Baxter & Associates,
                    Ltd. and Pilgrim Baxter Value Investors, Inc.

EX-99.6(i)          Investment Sub-Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of the PBHG Cash
                    Reserves Fund, Pilgrim Baxter & Associates, Ltd. and
                    Wellington Management Company, LLP.

EX-99.6(j)          Investment Sub-Advisory Agreement dated January 25, 2001, by and between the Registrant, on behalf of the PBHG
                    International Fund, Pilgrim Baxter & Associates, Ltd. and
                    Murray Johnstone International Limited.

EX-99.12 Opinion of counsel supporting the tax matters and consequences to shareholders